AMERITOR


                                    SECURITY
                                     TRUST





                                   SEMI-ANNUAL
                                     REPORT


                                December 31, 2000




                        An Ameritor NO-LOAD Mutual Fund




                         AMERITOR FINANCIAL CORPORATION




                              AMERITOR
                                   FINANCIAL
                                        CORPORATION

                               Investment Advisor




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

                                                       AMERITOR SECURITY TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.21%

      Applications Software - 2.31%
        (a)Microsoft Corporation .....................................................                  1,293             $   56,245
        (a)Siebel Systems, Inc. ......................................................                    550                 37,262
                                                                                                                          ----------
                                                                                                                              93,507
                                                                                                                          ----------
      Business Services - 2.21%
        (a)Concord EFS, Inc. .........................................................                  1,600                 70,300
           Symbol Technologies, Inc. .................................................                    530                 19,047
                                                                                                                          ----------
                                                                                                                              89,347
                                                                                                                          ----------
      Cellular Telecommunications - 2.35%
           Vodafone Group PLC - ADR ..................................................                  2,650                 94,903
                                                                                                                          ----------

      Computers - 4.17%
        (a)Dell Computer Corporation .................................................                  2,050                 35,747
        (a)Sun Microsystems, Inc. ....................................................                  4,772                133,019
                                                                                                                          ----------
                                                                                                                             168,766
                                                                                                                          ----------
      Computer Hardware & Software - 9.57%
        (a)EMC Corporation ...........................................................                  3,500                232,750
        (a)Mercury Interactive Corporation ...........................................                    920                 83,030
        (a)Silicon Storage Technology, Inc. ..........................................                  1,380                 16,301
        (a)VERITAS Software Corporation ..............................................                    625                 54,688
                                                                                                                          ----------
                                                                                                                             386,769
                                                                                                                          ----------
      Diversified Operations - 2.25%
           General Electric Company ..................................................                  1,900                 91,081
                                                                                                                          ----------

      Electrical Equipment - 0.43%
        (a)Power-One, Inc. ...........................................................                    445                 17,494
                                                                                                                          ----------

      Electronic Components - Semiconductor - 16.50%
        (a)Altera Corporation ........................................................                    950                 24,997
        (a)Applied Micro Circuits Corporation ........................................                  2,800                210,131
        (a)Broadcom Corporation ......................................................                    650                 54,925
        (a)Conexant Systems, Inc. ....................................................                    850                 13,069
        (a)Cree, Inc. ................................................................                  1,340                 47,612
           Intel Corporation .........................................................                  2,772                 83,853
           International Rectifier Corporation .......................................                    540                 16,200
        (a)PMC-Sierra, Inc. ..........................................................                    495                 38,919
        (a)Rambus Inc. ...............................................................                    930                 33,596
           Texas Instruments Incorporated ............................................                  1,600                 75,800
        (a)TriQuint Semiconductor, Inc. ..............................................                    815                 35,605
        (a)Xilinx, Inc. ..............................................................                    700                 32,287
                                                                                                                          ----------
                                                                                                                             666,994
                                                                                                                          ----------


                                                                                                                         (Continued)
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

                                                       AMERITOR SECURITY TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Electronic Measuring Instruments - 1.61%
        (a)Agilent Technologies, Inc. ..............................................                   1,189              $   64,875
                                                                                                                          ----------

      Electronics - 3.97%
           CTS Corporation .........................................................                     900                  32,794
        (a)Sanmina Corporation .....................................................                     400                  30,650
        (a)SCI Systems, Inc. .......................................................                   1,000                  26,375
        (a)Solectron Corporation ...................................................                   2,100                  70,812
                                                                                                                          ----------
                                                                                                                             160,631
                                                                                                                          ----------
      Fiber Optics - 4.32%
        (a)Avanex Corporation ......................................................                     300                  17,869
        (a)CIENA Corporation .......................................................                     360                  29,295
        (a)JDS Uniphase Corporation ................................................                   2,380                  99,216
        (a)SDL, Inc. ...............................................................                     190                  28,156
                                                                                                                          ----------
                                                                                                                             174,536
                                                                                                                          ----------
      Internet Services - 2.65%
        (a)American Online, Inc. ...................................................                   1,450                  50,460
        (a)Juniper Networks, Inc. ..................................................                     450                  56,728
                                                                                                                          ----------
                                                                                                                             107,188
                                                                                                                          ----------
      Internet Software - 1.10%
        (a)BroadVision, Inc. .......................................................                   3,190                  37,682
        (a)Inktomi Corporation .....................................................                     370                   6,614
                                                                                                                          ----------
                                                                                                                              44,296
                                                                                                                          ----------
      Medical - Equipment - 2.53%
        (a)Cytyc Corporation .......................................................                   1,635                 102,290
                                                                                                                          ----------

      Medical - Research and Development - 0.80%
        (a)Immunex Corporation .....................................................                     800                  32,500
                                                                                                                          ----------

      Multimedia - 3.31%
        (a)Gemstar - TV Guide International, Inc. ..................................                   1,200                  55,650
           Time Warner Inc. ........................................................                   1,500                  78,360
                                                                                                                          ----------
                                                                                                                             134,010
                                                                                                                          ----------
      Networking Products - 8.33%
        (a)Brocade Communications Systems, Inc. ....................................                     280                  25,708
        (a)Cisco Systems, Inc. .....................................................                   5,000                 191,250
        (a)Network Appliance, Inc. .................................................                     960                  61,665
        (a)Oracle Corporation ......................................................                   2,000                  58,125
                                                                                                                          ----------
                                                                                                                             336,748
                                                                                                                          ----------


                                                                                                                         (Continued)
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

                                                       AMERITOR SECURITY TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Pharmaceuticals - 4.14%
        (a)MedImmune, Inc. .........................................................                   1,100              $   52,456
           Pfizer Inc. .............................................................                   2,500                 115,000
                                                                                                                          ----------
                                                                                                                             167,456
                                                                                                                          ----------
      Retail - Department Stores - 2.83%
           Wal-Mart Stores, Inc. ...................................................                   2,150                 114,219
                                                                                                                          ----------

      Semiconductor Equipment - 2.26%
        (a)Applied Materials, Inc. .................................................                   1,300                  49,644
        (a)Vitesse Semiconductor Corporation .......................................                     750                  41,485
                                                                                                                          ----------
                                                                                                                              91,129
                                                                                                                          ----------
      Telecommunications - 0.04%
        (a)Avaya Inc. ..............................................................                      46                     474
        (a)WorldCom, Inc. ..........................................................                      85                   1,190
                                                                                                                          ----------
                                                                                                                               1,664
                                                                                                                          ----------
      Telecommunications Equipment - 16.72%
        (a)Advanced Fibre Communications, Inc. .....................................                   1,100                  19,869
        (a)Comverse Technology, Inc. ...............................................                     675                  73,322
           Lucent Technologies Inc. ................................................                     562                   7,587
           Nokia Oyj - ADR .........................................................                   1,200                  52,350
           Nortel Networks Corporation .............................................                   1,770                  56,751
        (a)QUALCOMM Inc. ...........................................................                   4,365                 358,748
        (a)Tellabs, Inc. ...........................................................                   1,900                 107,350
                                                                                                                          ----------
                                                                                                                             675,977
                                                                                                                          ----------
      Wireless Equipment - 4.81%
           Motorola, Inc. ..........................................................                   3,400                  68,850
        (a)Powerwave Technologies, Inc. ............................................                   1,330                  77,805
        (a)RF Micro Devices, Inc. ..................................................                   1,740                  47,741
                                                                                                                          ----------
                                                                                                                             194,396
                                                                                                                          ----------

      Total Common Stocks (Cost $5,110,095) ........................................                                       4,010,776
                                                                                                                          ----------

INVESTMENT COMPANY - 0.85%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ................................                  34,323                  34,323
           (Cost $34,323)                                                                                                 ----------



                                                                                                                         (Continued)
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

                                                       AMERITOR SECURITY TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2000
                                                             (Unaudited)




Total Value of Investments (Cost $5,144,418 (b)) ...................................                  100.06 %           $4,045,099
Liabilities In Excess of Other Assets ..............................................                   (0.06)%               (2,321)
                                                                                                      ------             ----------
      Net Assets ...................................................................                  100.00 %           $4,042,778
                                                                                                      ======             ==========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .................................................                                   $   434,035
           Unrealized depreciation .................................................                                    (1,533,354)
                                                                                                                       -----------

                       Net unrealized depreciation .................................                                   $(1,099,319)
                                                                                                                       ===========


      The following acronym is used in this portfolio:

           ADR - American Depository Receipt


















See accompanying notes to financial statements

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

                                                       AMERITOR SECURITY TRUST

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          December 31, 2000
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $5,144,418) ..........................................................                $ 4,045,099
      Cash .............................................................................................                      3,387
      Income receivable ................................................................................                      1,588
                                                                                                                        -----------

           Total assets ................................................................................                  4,050,074
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                      7,296
                                                                                                                        -----------

NET ASSETS
      (applicable to 3,654,992 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ..........................................                $ 4,042,778
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($4,042,778 / 3,654,992 shares) ..................................................................                $      1.11
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 7,159,229
      Accumulated net investment loss ..................................................................                 (6,380,614)
      Undistributed net realized gain on investments ...................................................                  4,363,482
      Net unrealized depreciation on investments .......................................................                 (1,099,319)
                                                                                                                        -----------
                                                                                                                        $ 4,042,778
                                                                                                                        ===========













See accompanying notes to financial statements

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

                                                       AMERITOR SECURITY TRUST

                                                       STATEMENT OF OPERATIONS

                                                   Period ended December 31, 2000
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $    16,390
                                                                                                                        -----------
                Total income

      Expenses
           Investment advisory fees (note 2) .............................................................                   28,048
           Fund administration fees (note 2) .............................................................                    3,482
           Custody fees ..................................................................................                    2,112
           Fund accounting fees ..........................................................................                    2,000
           Audit fees ....................................................................................                    2,841
           Legal fees ....................................................................................                   21,380
           Securities pricing fees .......................................................................                    8,164
           Shareholder recordkeeping fees ................................................................                   13,880
           Other accounting fees (note 2) ................................................................                   16,513
           Shareholder servicing expenses ................................................................                    5,563
           Registration and filing expenses ..............................................................                      601
           Printing expenses .............................................................................                    4,327
           Trustee fees and meeting expenses .............................................................                    4,214
           Other operating expenses ......................................................................                   47,354
                                                                                                                        -----------

                Total expenses ...........................................................................                  160,479
                                                                                                                        -----------

                    Less expense reimbursements ..........................................................                   (7,075)
                                                                                                                        -----------

                Net expenses .............................................................................                  153,404
                                                                                                                        -----------

                    Net investment loss ..................................................................                 (137,014)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  293,589
      Decrease in unrealized appreciation on investments .................................................               (1,994,596)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (1,701,007)
                                                                                                                        -----------

                Net decrease in net assets resulting from operations .....................................              $(1,838,021)
                                                                                                                        ===========







See accompanying notes to financial statements

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

                                                       AMERITOR SECURITY TRUST

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  December 31,           June 30,
                                                                                                    2000 (a)               2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment loss ................................................................     $  (137,014)         $  (380,827)
          Net realized gain from investment transactions .....................................         293,589            4,251,452
          Decrease in unrealized depreciation on investments .................................      (1,994,596)          (2,522,882)
                                                                                                   -----------          -----------

              Net (decrease) increase in net assets resulting from operations ................      (1,838,021)           1,347,743
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net realized gain from investment transactions .....................................        (291,228)                   0
                                                                                                   -----------          -----------

     Capital share transactions
          Decrease in net assets resulting from capital share transactions (b) ...............         (13,197)            (331,658)
                                                                                                   -----------          -----------

                      Total (decrease) increase in net assets ................................      (2,142,446)           1,016,085

NET ASSETS

     Beginning of period .....................................................................       6,185,224            5,169,139
                                                                                                   -----------          -----------

     End of period ...........................................................................     $ 4,042,778          $ 6,185,224
                                                                                                   ===========          ===========


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                ------------------------------------------------------------------------------------
                                                                   Period ended                              Year ended
                                                               December 31, 2000 (a)                        June 30, 2000

                                                           Shares                Value               Shares                Value
                                                ------------------------------------------------------------------------------------

Shares sold ....................................                 543          $     1,000                5,771          $     8,297

Shares issued for reinvestment of distributions              188,628              218,808                    0                    0
                                                         -----------          -----------          -----------          -----------

                                                             189,171              219,808                5,771                8,297

Shares redeemed ................................            (141,694)            (233,005)            (215,006)            (339,955)
                                                         -----------          -----------          -----------          -----------

     Net decrease ..............................              47,477          $   (13,197)            (209,235)         $  (331,658)
                                                         ===========          ===========          ===========          ===========



See accompanying notes to financial statements

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

                                                       AMERITOR SECURITY TRUST

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Period ended   Year ended    Year ended    Year ended    Year ended
                                                                  December 31,   June 30,      June 30,      June 30,      June 30,
                                                                    2000 (a)       2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................    $  1.71       $  1.35       $  0.93       $  0.76       $  0.70

     (Loss) income from investment operations
          Net investment loss .................................      (0.02)        (0.19)        (0.22)        (0.09)        (0.11)
          Net realized and unrealized (loss) gain on investments     (0.50)         0.55          0.64          0.26          0.17
                                                                   -------       -------       -------       -------       -------

              Total from investment operations ................      (0.52)         0.36          0.42          0.17          0.06
                                                                   -------       -------       -------       -------       -------

     Distributions to shareholders from
          Net realized gain from investment transactions ......      (0.08)         0.00          0.00          0.00          0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of period ................................    $  1.11       $  1.71       $  1.35       $  0.93       $  0.76
                                                                   =======       =======       =======       =======       =======

Total return ..................................................     (31.59)%       26.67 %       46.33 %       21.40 %        8.89 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
     Net assets, end of period (000's) ........................    $ 4,043       $ 6,185       $ 5,169       $ 3,903       $ 4,397
                                                                   =======       =======       =======       =======       =======

     Ratio of expenses to average net assets
          Before expense reimbursements and waived fees .......       5.71 %(a)     6.93 %        7.24 %        9.85 %       12.42 %
          After expense reimbursements and waived fees ........       5.47 %(a)      N/A           N/A           N/A           N/A

     Ratio of net investment (loss) income to average net assets
          Before expense reimbursements and waived fees .......      (5.14)%(a)    (6.61)%       (6.76)%       (8.95)%      (11.82)%
          After expense reimbursements and waived fees ........      (4.88)%(a)      N/A           N/A           N/A           N/A

     Portfolio turnover rate ..................................       7.08 %       91.00 %        0.00 %       48.00 %      193.00 %


(a)  Unaudited.
(b)  Annualized.                                                                      See accompanying notes to financial statements

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                             AMERITOR SECURITY TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2000
                                   (Unaudited)



NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

              Ameritor Security Trust, (the "Fund"), is registered under the Investment Company act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Income Taxes - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

              For the months of July and August 2000, AFC also received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund, for rent and for computer programming services.


                                                                     (Continued)

                             AMERITOR SECURITY TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2000
                                   (Unaudited)



              Beginning September 1, 2000, a Fund Accounting and Compliance Administration Agreement became effective. This agreement requires that AFC provide administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

              Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as define by the Investment Company Act of 1940.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  proceeds  from  sales of  investments,  other than
              short-term   investments,   aggregated  $371,591  and  $1,041,125,
              respectively, for the period ended December 31, 2000.


NOTE 4 - FEDERAL INCOME TAXES

              In the fiscal year ended June 30, 2000, the Fund did not meet the asset diversification requirements applicable to regulated investment companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, the Fund had a net investment loss in fiscal year ended June 30, 2000, therefore no income tax provision is required. A full valuation allowance was provided for deferred tax assets, totaling approximately $375,000 at June 30, 2000, which arise principally from net operating loss carryforwards available for income tax purposes.

              For income tax purposes, the fund has net operating loss carryforwards approximating $1,103,400 which are available to offset future net operating income in non-qualifying years, if any, which expire as follows: (2011) $346,400; (2012) $543,000;
              and (2014) $214,000.

     AMERITOR SECURITY TRUST
     4400 MacArthur Blvd., #301
     Washington, D.C. 20007-2521
     1-800-424-8570
     202-625-6000 Washington, D.C. area


     Transfer Agent
     Ameritor Financial Corporation
     4400 MacArthur Blvd., #301
     Washington, D.C.  20007-2521


     Custodian
     First Union National Bank
     123 S. Broad Street
     Philadelphia, PA  19109


     Independent Accountants
     Tait, Weller & Baker
     Suite 800
     8 Penn Center Plaza
     Philadelphia, PA  19103-2108


     For more information about
     Ameritor Security Trust,
     account information or daily
     Net Asset Values, call:

     Shareholder Services
     1-800-424-8570
     202-625-6000 Washington, D.C. area